LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost [Abstract]
Operating lease cost	$ 73,273	$ 51,403
Short-term lease cost	6,451	4,669
Operating lease cost	79,724	56,072
Supplemental cash flow information [Abstract]
Operating cash flows from operating leases	72,756	41,237
Right-of-use obtained in exchange for new operating lease liabilities	$ 95,020	$ 99,129
Weighted-average remaining lease term (years) [Abstract]
Operating leases	3 years 10 months 28 days	4 years 5 months 4 days
Weighted Average Discount Rate for Operating and Finance Leases [Abstract]
Weighted average discount rate for operating leases	8.40%	9.17%
Maturities of Operating Lease Liabilities [Abstract]
2021	$ 77,895
2022	80,851
2023	72,352
2024	34,526
2025	23,712
After 2025	9,835
Total lease payments	299,171
Less: Imputed interest	(46,795)
Present value of lease liabilities	252,376
Operating lease that has not yet commenced [Abstract]
Contractual payments	$ 30,404	$ 12,968
Maximum [Member]
Lessee Disclosure [Abstract]
Operating lease term	10 years
Operating lease that has not yet commenced [Abstract]
Lease term	5 years